Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Effect Of Derivative On Other Comprehensive Income (Loss) (Effective Portion)

Amounts of gain (loss) recognized in other comprehensive income (loss) (for the effective portions) and reclassified from accumulated other comprehensive income into cost of sales and operating expenses for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Amount of gain (loss) recognized in OCI on derivatives (effective portion)	Location	Gain (loss) reclassified from accumulated OCI into earnings (effective portion)
Foreign exchange contracts	¥(55)	Cost of Sales	¥30
		Operating Expenses	25

Derivatives Not Designated As Hedging Instruments [Member]
Fair Value Of Derivative Contracts

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2011		March 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥24	Other current assets	21

Liabilities
Foreign exchange contracts	Other current liabilities	¥6	Other current liabilities	0

Effect Of Derivative Instrument On Consolidated Statements Of Operations

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2010	2011	2012
Foreign exchange contracts	Other income (expense)	¥361	223	630